Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Carrying Amounts and Fair Values of the Group's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Financial assets, Carrying amount	$ 7	$ 21,287
Financial assets, Fair value	7	21,287
Financial liabilities
Financial liabilities, Carrying amount		290,368
Financial liabilities, Fair value		290,368
Financial liabilities at FVTPL [Member]
Financial liabilities
Financial liabilities, Carrying amount		290,368
Financial liabilities, Fair value		290,368
Dual Currency Structured Deposit [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets, Carrying amount
Financial assets, Fair value
Wealth management product [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets, Carrying amount	7	21,287
Financial assets, Fair value	$ 7	$ 21,287